Share capital - Narrative (Details) - USD ($) $ in Thousands								1 Months Ended			2 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 19, 2025	Aug. 20, 2025	Jun. 23, 2025	Mar. 19, 2025	Nov. 07, 2024	Oct. 31, 2024	Sep. 25, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 19, 2024	Sep. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Oct. 23, 2025	Jul. 22, 2025	Feb. 18, 2025
Share Repurchase Program [Line Items]
Stock repurchase program, additional amount authorized																			$ 500,000	$ 750,000
Stock repurchase program, authorized amount																				$ 1,000,000
Total number of shares purchased (in shares)	866,512	560,100	1,717,181	1,360,537	479,524	409,512	337,070	1,717,181	1,360,537	953,593	1,426,612					4,504,330	2,179,699
Share repurchase program, value of shares repurchased								$ 250,000	$ 250,000		$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 100,000		$ 500,000
Approximate dollar value of shares that may yet be purchased under the program (in millions)	$ 750,000	$ 900,200	$ 500,000	$ 750,000	$ 450,000	$ 556,400	$ 400,000			$ 250,000
Subsequent Event
Share Repurchase Program [Line Items]
Approximate dollar value of shares that may yet be purchased under the program (in millions)																		$ 750,000